Significant acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of significant transactions [abstract]
Net gain at completion of spin-off
(USD millions)	Oct 3, 2023

Net assets derecognized [1]	-8 647

Derecognition of distribution liability	13 962

Difference between net assets and distribution liability	5 315

Recognition of Sandoz Group AG shares obtained through consolidated foundations	492

Currency translation gains recycled into the consolidated income statement	357

Transaction costs and other items recognized in the consolidated income statement	-304

Gain on distribution of Sandoz Group AG to Novartis AG shareholders	5 860

[1] See Note 29 for additional information.

Fair value of assets and liabilities arising from acquisitions
(USD millions)	2024	2023

Property, plant and equipment	20	18

Right-of-use assets	47	16

In-process research and development	1 424	2 931

Other intangible assets	1 156	15

Deferred tax assets	465	34

Non-current financial and other assets	31	164

Trade receivables and financial and other current assets	613	183

Cash and cash equivalents	242	226

Deferred tax liabilities	-799	-474

Current and non-current financial debts	-852

Current and non-current lease liabilities	-47	-51

Trade payables and other liabilities	-297	-231

Net identifiable assets acquired	2 003	2 831

Non-controlling interests	-75

Goodwill	2 701	1 094

Total purchase consideration for acquisitions of businesses	4 629	3 925